Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	GOLD FIELDS LTD
Entity Central Index Key	0001172724
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	883,333,518
Document Annual Report	true
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	T3
Entity Address, Country	ZA
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true
ICFR Auditor Attestation Flag	true
American Depositary Shares [member]
Document Information [Line Items]
Trading Symbol	GFI
Title of 12(b) Security	American Depositary Shares, each representing one
Security Exchange Name	NYSE